PREPAID EXPENSE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 09, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid Expense, Current	$ 261,100	$ 130,000	$ 464,336	$ 100,000
MT Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Description of payment	Company agreed to pay an advance of $100,000 against sales to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4, 2020.	Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4, 2020.